BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

2.1 – Application of new and revised International Financial Reporting Standards

•	Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2017. The application of these amendments has had no material impact on the disclosures or amounts recognized in the Company´s consolidated financial statements.

•	New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 9             Financial Instruments[1]
IFRS 15                         Revenue from contracts with customer[1]
IFRS 16                          Leases[2]
IFRIC 22              Foreign Currency Transactions and Advance Consideration[1]
IFRIC 23              Uncertainty over Income Tax Treatments[4]
Amendments to IFRS 10 and IAS 28         Sale or Contribution of Assets between an Investor and its
        Associate or Joint Venture[3]
Amendments to IFRS 2         Share-based payments[1]
Clarifications to IFRS 15                 Revenue from contracts with customer1 |
Amendments to IAS 28                 Annual improvements 2014 -2016 Cycle[1]
Amendment to IAS 28                   Long-term Interests in Associates and Joint Ventures[4]
Amendment to IFRS 9                 Prepayment Features with Negative Compensation[4]
Amendments to IFRS 3 and 11 and IAS 12 and 23    Annual improvements 2015-2017 Cycle[5]
Amendments to IAS 19                Plan Amendment, Curtailment or Settlement[4]
Amendments to References to the Conceptual Framework in IFRS Standards[5]

[1] Effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted.
[2] Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted if IFRS 15 has also been applied.
[3] Effective date deferred indefinitely.
[4] Effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted.
[5] Effective for annual periods beginning on or after January 1, 2019.

•
In November 2009, the International Accounting Standards Board (IASB) issued IFRS 9, which introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. On July 24, 2014, the IASB published the final version of IFRS 9 'Financial Instruments'. IFRS 9, as revised in July 2014, introduces a new expected credit loss impairment model. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognised. Also limited changes to the classification and measurement requirements for financial assets by introducing a 'fair value through other comprehensive income' (FVTOCI) measurement category for certain simple debt instruments.

Based on the analysis of the Company's financial assets and financial liabilities as of December 31, 2017 on the basis of the facts and circumstances that exists at that date, the directors of the Company have performed an assessment of the impact of IFRS 9 to the Company's consolidated financial statements as follows:

◦	Classification and measurement: all financial assets and financial liabilities will continue to be measured on the same bases as is currently adopted under IAS 39.

◦	Impairment: the management of the Company does not anticipate that the application of the IFRS 9 Impairment requirements will have a material impact on the Company's consolidated financial statements.

◦
Hedge accounting: the management of the Company does not anticipate that the application of the IFRS 9 Hedge accounting requirements will have a material impact on the Company's consolidated financial statements.

It should be noted that the above assessment was made based on an analysis of the Company's financial assets and financial liabilities as of December 31, 2017 on the basis of the facts and circumstances that existed at that date. This new standard is effective for periods beginning on or after January 1, 2018.

•
On May 28, 2014 the IASB published its new revenue Standard, IFRS 15 "Revenue from Contracts with Customers". IFRS 15 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related interpretations when it becomes effective. The core principle of IFRS 15 is that an entity should recognise revenue to depict the transfer or promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the standard introduces a five-step approach to revenue recognition:

•	Step 1: Identify the contract with the customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contracts

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

On April 12, 2016 the IASB published amendments with clarifications to IFRS 15 'Revenue from Contracts with Customers'. The amendments address the following topics: identifying performance obligations, principal versus agent considerations, and licensing, and provide some transition relief for modified contracts and completed contracts.

Under IFRS 15, an entity recognises revenue when or as performance obligation is satisfied, i.e. when control of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15. The new standard is effective for annual periods beginning on or after January 1, 2018. The standard permits a modified retrospective approach for the adoption. The Company will apply the Standard retrospectively with the cumulative effect recognised at the date of initial application.

The Company performed an assessment on the five-step approach introduced by IFRS 15 considering its revenue streams. The Company has written contracts with each customer where a service is provided. Each contract specified a detail of the performance obligation, the transaction price per each performance obligation identified and how this performance obligation is transferred to the customer.

The Company’s services are performed under both time-and-material and fixed-price contracts. For revenues generated under time-and-material contracts, revenues are recognized as services are performed with the corresponding cost of providing those services reflected as cost of revenues when incurred. The majority of such revenues are billed on an hourly, daily or monthly basis whereby actual time is charged directly to the client. The Company's performance obligations are the hours performed. The Company has assessed that these performance obligations are satisfied over time and that the method currently used to measure the progress towards complete satisfaction of these performance obligations will continue to be appropriate under IFRS 15.

The Company recognizes revenues from fixed-price contracts based on the percentage of completion method. Under this method, revenue is recognized in the accounting periods in which services are rendered. The Company has assessed that these performance obligations are satisfied over time, applying the input method by recognizing revenue on the basis of the Company’s efforts to the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation. Accordingly, the method currently used to measure the progress towards complete satisfaction of these performance obligations will continue to be appropriate under IFRS 15.

Apart from providing more extensive disclosures on the Company’s revenue transactions, the management of the Company does not anticipate that the application of IFRS 15 will have a significant impact on the financial position and/or financial performance of the Company.

•
On January 13, 2016, the IASB issued the IFRS 16 which specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, with the distinction between operating and finance leases removed, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value to be accounted for by simply recognizing an expense, typically straight line, over the lease term. Lessors continue to classify leases as operating or finance, with IFRS 16's approach to lessor accounting substantially unchanged from its predecessor, IAS 17. IFRS 16 supersedes IAS 17 and related interpretations. Furthermore, extensive disclosures are required by IFRS 16. As of December 31, 2017, the Company has non–cancellable operating lease commitments of $35,033 for office space and office equipment. IAS 17 does not require the recognition of any right-of-use or liability for future payments for these leases; instead, certain information is disclosed as operating lease commitment in note 26. If these arrangements meet the definition of a lease under IFRS 16, the Company will recognize a right–of–use asset and a liability in respect of them unless they qualify of a low value or short–term leases upon the application of IFRS 16. In contrast, for finance leases where the Company is a lessee, the Company will recognize an asset and a related finance lease liability for the lease arrangement. Management are currently assessing its potential impact of the application of IFRS 16. It is not practicable to provide a reasonable estimate of the financial effect on the amounts recognized in the Company's consolidated financial statements until the management complete the review. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application being permitted if IFRS 15 has also been applied. The Company has not opted for early application.

•
On December 8, 2016, the IASB published IFRIC 22, which was developed by the IFRS Interpretations Committee to clarify the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency. The interpretation is being issued to reduce diversity in practice related to the exchange rate used when an entity reports transactions that are denominated in a foreign currency in accordance with IAS 21 in circumstances in which consideration is received or paid before the related asset, expense, or income is recognized.

The interpretation is effective prospectively for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company's Financial Statements.

•
On June 7, 2017, the IASB published IFRIC 23 "Uncertainty over Income Tax Treatments", which was developed by the IFRS Interpretations Committee to clarify the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The interpretation specifically considers:

◦	Whether tax treatments should be considered collectively.

◦	Assumptions for taxation authorities' examinations.

◦	The determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

◦	The effect of changes in facts and circumstances.

The interpretation is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted. The Company has not opted for early application. The management of the Company does not anticipate that the application of this interpretation will have any impact on the Company's Financial Statements.

•
On September 11, 2014, the IASB issued amendments to IFRS 10 and IAS 28. These amendments clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

◦
require full recognition in the investor's financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations);

◦
require the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognised only to the extent of the unrelated investors' interests in that associate or joint venture.

These requirements apply regardless of the legal form of the transaction, e.g. whether the sale or contribution of assets occurs by an investor transferring shares in any subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves. On December 17, 2015 the IASB issued an amendment that defers the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. Earlier application of the September 2014 amendments continues to be permitted.

•
On June 20, 2016, the IASB issued amendments to IFRS 2 (share-based payments). The amendments clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features, and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The directors of the Company do not anticipate that the application of these amendments will have a material impact on the Group's consolidated financial statements. The amendments are effective prospectively for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

•
On December 8, 2016, the IASB issued amendments to IAS 28 (Investments in associates and joint ventures) as a result of the IASB's annual improvement 2014–2016 project. The amendment clarifies that the election to measure at fair value through profit or loss an investment in an associate or a joint venture that is held by an entity that is a venture capital organization, or other qualifying entity, is available for each investment in an associate or joint venture on an investment-by- investment basis, upon initial recognition.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. The amendment to IAS 28 is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

•
On October 12, 2017 the IASB published the amendment to IAS 28 "Long-term Interests in Associates and Joint Ventures". This amendment clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendments are to be applied retrospectively but they provide transition requirements similar to those in IFRS 9 for entities that apply the amendments after they first apply IFRS 9. They also include relief from restating prior periods for entities electing, in accordance with IFRS 4 Insurance Contracts, to apply the temporary exemption from IFRS 9. Full retrospective application is permitted if that is possible without the use of hind sight.

The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. It is not practicable to provide a reasonable financial estimate of the effect until the management complete a review of the application of the amendment. The Company has not opted for early application.

•
On October 12, 2017 the IASB published the amendment to IFRS 9 "Prepayment Features with Negative Compensation". This amendment modifies the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortised cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. Under the amendments, the sign of the prepayment amount is not relevant, i. e. depending on the interest rate prevailing at the time of termination, a payment may also be made in favor of the contracting party effecting the early repayment. The calculation of this compensation payment must be the same for both the case of an early repayment penalty and the case of an early repayment gain.

The final amendments also contain (in the Basis for Conclusions) a clarification regarding the accounting for a modification or exchange of a financial liability measured at amortised cost that does not result in the derecognition of the financial liability. The IASB clarifies that an entity recognises any adjustment to the amortised cost of the financial liability arising from a modification or exchange in profit or loss at the date of the modification or exchange. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted and not the amortised cost amount.

The amendments are effective for periods beginning on or after January 1, 2019. Earlier application is permitted. It is not practicable to provide a reasonable financial estimate of the effect until the management complete a review of the application of the amendment. The Company has not opted for early application.

•	On December 12, 2017, the IASB issued amendments to the following standards as result of the IASB's annual improvements 2015-2017 project:

◦	IFRS 3 (Business combinations): clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

◦	IFRS 11 (Joint arrangements): clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

◦	IAS 12 (Income tax): clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognised in profit or loss, regardless of how the tax arises.

◦
IAS 23 (Borrowing costs): clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

The management of the Company do not anticipate that the application of these amendments will have a material impact on the Group's consolidated financial statements. The amendments are all effective for annual periods beginning on or after January 1, 2019.

•	On February 7, 2018, the IASB published the following amendments to IAS 19 "Plan Amendment, Curtailment or Settlement":

◦
If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement.

◦	In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

The amendments are effective for periods beginning on or after January 1, 2019. Earlier application is permitted but must be disclosed.

•
On March 29, 2018, the IASB issued the Amendments to References to the Conceptual Framework in IFRS Standards. The document contains amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32. Not all amendments, however update those pronouncements with regard to references to and quotes from the framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the framework they are referencing to (the IASC framework adopted by the IASB in 2001, the IASB framework of 2010, or the new revised framework of 2018) or to indicate that definitions in the standard have not been updated with the new definitions developed in the revised Conceptual Framework. The amendments are effective for annual periods beginning on or after 1 January 2020.

2.2 – Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately from the Company's net liabilities therein. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation. Losses applicable to non-controlling shareholders in excess of the non-controlling interest in the subsidiary's equity are allocated against the interest of the Company, except to the extent that the non-controlling interest has a binding obligation and is able to make an additional investment to cover the losses.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2017	2016	2015
Sistemas UK Limited	United Kingdom	Customer referral services and software development support	100.00%	100.00%	100.00%
Globant LLC	United States of America	Customer referral services and software development support	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S.R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Investing activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Ases. Ltda.	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda. (1)	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Investment LLP (6)	United Kingdom	Investing activities	-	100.00%	100.00%
Huddle Group S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Group Corp. (2)	United States	Software development and consultancy	-	-	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Privated Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A.	Argentina	Software development and consultancy	66.73%	66.73%	66.73%
We Are London Limited (4)	United Kingdom	Service design consultancy	100.00%	100.00%	-
L4 Mobile LLC (5)	United States of America	Software development and consultancy	100.00%	100.00%	-
Difier S.A. (6)	Uruguay	Software development and consultancy	100.00%	100.00%	-

(1)	On March 23, 2016, TerraForum Consultoría Ltda. was renamed Globant Brasil Consultoría Ltda.

(2)	On October 31, 2016, Huddle Group Corp. was merged into Globant LLC.

(3)	We are London Limited and We are Experience LLC were acquired on May 23, 2016 (see note 23). On October 31, 2016, We are Experience LLC was merged into Globant LLC.

(4)	L4 Mobile LLC was acquired on November 14, 2016 (see note 23).

(5)	Difier S.A. was acquired on November 14, 2016 (see note 23).

(6)	Huddle Investment LLP was dissolved on June 30, 2017.